Quarterly Report
March 31, 2020
MFS®  Total Return Bond Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.9%
Aerospace – 0.3%
TransDigm, Inc., 6.5%, 7/15/2024	$5,985,000	$5,638,409
Asset-Backed & Securitized – 24.4%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 3.419% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$5,554,267	$5,059,010
ALM Loan Funding, CLO, 2015-16A, “AAR2”, FLR, 2.731% (LIBOR - 3mo. + 0.90%), 7/15/2027 (n)	2,000,000	1,962,890
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.854% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	7,720,000	7,069,175
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 3.204% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	6,995,000	4,920,542
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, 3.711%, 2/15/2035 (n)	3,529,000	2,729,089
AREIT CRE Trust, 2019-CRE3, “A”, FLR, 1.724% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	1,230,000	1,084,289
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 2.254% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	2,569,500	2,128,389
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.604% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	2,242,500	1,765,908
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 3.354% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,849,000	1,308,680
Atrium XII Corp., 2012-A, “B1R”, FLR, 3.152% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	7,430,000	6,881,829
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 2.304% (LIBOR - 1mo. + 1.6%), 8/15/2032 (n)	2,312,000	2,284,464
Bancorp Commercial Mortgage Trust, 2018-CRE3, “A”, FLR, 1.554% (LIBOR - 1mo. + 0.85%), 1/15/2033 (n)	2,272,281	2,137,427
Bancorp Commercial Mortgage Trust, 2018-CRE3, “AS”, FLR, 1.954% (LIBOR - 1mo. + 1.25%), 1/15/2033 (n)	3,929,321	3,697,447
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 3.404% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	1,668,091	1,492,741
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.804% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	2,255,000	1,933,942
Bancorp Commercial Mortgage Trust, 2018-CRE4, “B”, FLR, 1.954% (LIBOR - 1mo. + 1.25%), 9/15/2035 (n)	2,030,000	1,688,272
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.804% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,465,000	1,365,443
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.704% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	3,874,363	3,451,848
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 2.054% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,394,437	1,233,572
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 2.254% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	8,289,572	7,665,020
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 3.004% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	545,000	460,159
Barclays Commercial Mortgage Securities LLC, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	2,824,778
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	107,385	11
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.54% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	58,765	55,792
BDS Ltd., 2018-FL2, “A”, FLR, 1.75% (LIBOR - 1mo. + 0.95%), 8/15/2035 (n)	2,322,227	2,138,499
BDS Ltd., 2019-FL4, “A”, FLR, 1.805% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	5,165,000	4,594,221
Bear Stearns Cos., Inc., “A2”, FLR, 2.076% (LIBOR - 1mo. + 0.45%), 12/25/2042	370,884	354,153
Benchmark Mortgage Trust, 2019-B10, “A4”, 3.717%, 3/15/2062	9,521,000	10,632,600
BSPRT Ltd., 2019-FL5, “C”, FLR, 2.704% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	3,295,000	2,687,689
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	5,008,790	4,135,792
BXMT Ltd., 2020-FL2, “B”, FLR, 2.2% (LIBOR - 1mo. + 1.4%), 2/16/2037 (n)	1,731,000	1,491,633
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	6,888,832
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,409,054	2,320,232
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (n)	2,666,021	2,649,493
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	3,240,162	3,208,738
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,236,592
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,857,153
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	790,000	817,978
CLNC Ltd., 2019-FL1, “B”, FLR, 2.65% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	1,850,000	1,547,870
CLNC Ltd., 2019-FL1, “C”, FLR, 3.15% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	3,006,500	2,521,136
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	5,904,000	6,474,687
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	864,286	897,139
Commercial Mortgage Trust, 2012-CR2, “A4”, 3.147%, 8/15/2045	3,950,000	4,015,423
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	10,625,192
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	3,034,487
CPS Auto Trust, 2019-B, “B”, 3.09%, 4/17/2023 (n)	2,302,000	2,284,252
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,791,419
Cutwater Ltd., 2014-1A, “BR”, FLR, 4.231% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	3,135,000	2,866,001
Cutwater Ltd., 2015-IA, “BR”, FLR, 3.631% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	10,770,000	9,777,200
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025 (n)	3,392,000	3,348,444
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 1.95% (LIBOR - 1mo. + 1.15%), 6/15/2035 (n)	2,090,000	1,785,224
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 2.5% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	2,753,500	2,202,798
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	1,905,000	1,735,705

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 3.231% (LIBOR - 3mo. + 1.4%), 4/15/2027 (n)	$10,675,817	$9,982,955
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 3.731% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	1,970,000	1,712,391
Fort CRE LLC, 2018-1A, “A1”, FLR, 2.976% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	6,199,500	5,800,612
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 2.481% (LIBOR - 3mo. + 0.79%), 11/15/2026 (n)	5,266,027	5,109,494
Galaxy CLO Ltd., 2018-29A, “B”, FLR, 3.091% (LIBOR - 3mo. + 1.4%), 11/15/2026 (n)	2,878,803	2,660,054
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	2,241,371	2,184,577
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (n)	3,932,000	3,882,099
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.824% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	5,172,500	4,950,698
Granite Point Mortgage Trust, Inc., FLR, 1.672% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	1,230,640	1,208,608
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	8,109,995
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.048%, 11/10/2052	10,169,944	10,209,058
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.91%, 2/13/2053	4,136,488	4,266,320
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.519% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	6,545,000	5,399,507
Hunt CRE Ltd., 2018-FL2, “AS”, FLR, 2.154% (LIBOR - 1mo. + 1.45%), 8/15/2028 (n)	875,000	770,001
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 2.354% (LIBOR - 1mo. + 1.65%), 8/15/2028 (n)	1,800,000	1,512,001
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 3.054% (LIBOR - 1mo. + 2.35%), 8/15/2028 (n)	595,000	439,514
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 1.5% (LIBOR-1mo. + 0.7%), 3/17/2037 (n)	9,217,997	8,413,315
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.65% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,263,124	1,146,376
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	12,649,855
JPMorgan Chase Commercial Mortgage Securities Corp., 5.775%, 7/15/2042 (n)	32,468	21,282
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	7,520,623	7,978,967
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/2046	123,721	125,965
JPMorgan Mortgage Trust, “A1”, 3.641%, 10/25/2033	104,565	94,720
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.8% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	5,197,500	3,637,340
Lehman Brothers Commercial Conduit Mortgage Trust, 0.777%, 2/18/2030 (i)	2,744	0
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 2.204% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	8,900,000	8,174,195
LoanCore Ltd., 2018-CRE1, “C”, FLR, 3.254% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	2,340,000	1,996,339
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.654% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	2,041,000	1,722,481
LoanCore Ltd., 2018-CRE1/CRE3, “B”, FLR, 2.304% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	2,082,000	1,778,362
LoanCore Ltd., 2019-CRE2, “D”, FLR, 3.154% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,121,500	869,476
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 2.074% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,618,000	1,430,995
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 2.731% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	3,000,000	2,902,863
Merrill Lynch Mortgage Investors, Inc., “A”, 3.877%, 5/25/2036	173,572	155,426
Merrill Lynch Mortgage Investors, Inc., “A5”, 3.602%, 4/25/2035	155,474	134,962
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 3.056% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	11,245,000	9,893,093
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/2045	5,000,000	5,037,083
Navistar Financial Dealer Note Master Owner (NAVMT), 2019-1, “A”, FLR, 2.266% (LIBOR - 1mo. + 0.64%), 5/25/2024 (n)	6,175,000	5,995,349
Neuberger Berman CLO Ltd., 2017-16SA, “B”, FLR, 3.081% (LIBOR - 3mo. + 1.25%), 1/15/2028 (n)	4,360,000	4,011,789
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023 (n)	3,250,000	3,231,446
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	2,465,000	2,305,853
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.181% (LIBOR - 3mo. + 1.35%), 7/15/2027 (n)	6,280,000	5,897,203
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 3.032% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	3,930,000	3,720,244
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 3.582% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	3,453,628	3,133,297
Parallel Ltd., 2015-1A, “C1R”, FLR, 3.569% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,680,000	1,508,549
Parallel Ltd., 2015-1A, “C2R”, FLR, 3.569% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,810,000	1,625,282
Preferred Term Securities XIX Ltd., CDO, FLR, 1.09% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	247,130	207,590
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 2.722% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	3,744,491	3,582,253
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	19,810	19,760
Santander Retail Auto Lease Trust 2020-A, “C”, 2.08%, 3/20/2024 (n)	2,276,000	2,199,247
Santander Retail Auto Lease Trust, 2019-A, “B”, 3.01%, 5/22/2023 (n)	3,222,000	3,239,733
Securitized Term Auto Receivable Trust 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	1,986,267	1,965,073
Securitized Term Auto Receivable Trust 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	2,368,690	2,343,546
Shelter Growth CRE, 2018-FL1, “B”, FLR, 2.204% (LIBOR - 1mo. + 1.5%), 1/15/2035 (n)	2,040,958	2,009,528
TICP CLO Ltd., 2018-IA, “A2”, FLR, 3.294% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	6,750,828	6,226,193
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	6,121,587
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	12,215,133	12,678,328
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	4,991,000	4,916,069
Voya CLO Ltd., 2012-4A, “A2AR”, FLR, 3.731% (LIBOR - 3mo. + 1.90%), 10/15/2030 (n)	1,940,000	1,805,731
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	13,649,526

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	$3,970,000	$4,186,723
Wells Fargo Commercial Mortgage Trust, 2018-C46, “A4”, 4.152%, 8/15/2051	1,430,000	1,537,739
Wells Fargo Commercial Mortgage Trust, 2019-C53, “A4”, 3.04%, 10/15/2052	10,239,837	10,601,068
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	4,898,000	5,114,825
West CLO Ltd., 2014-1A, “A2R”, FLR, 3.169% (LIBOR - 3mo. + 1.35%), 7/18/2026 (n)	8,174,074	7,927,781
West CLO Ltd., 2014-1A, “CR”, FLR, 4.819% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	1,680,000	1,481,871
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 3.881% (LIBOR - 3mo. + 2.05%), 1/15/2026 (n)	5,112,331	4,863,171
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 3.531% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	975,000	874,535
		$433,463,167
Automotive – 0.9%
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)	$6,375,000	$5,865,000
General Motors Co., 4.875%, 10/02/2023	4,291,000	3,823,299
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	3,035,000	2,898,425
Volkswagen Group of America, Inc., 3.2%, 9/26/2026 (n)	3,881,000	3,732,182
		$16,318,906
Broadcasting – 0.8%
Fox Corp., 4.709%, 1/25/2029	$8,554,000	$9,374,493
Prosus N.V., 3.68%, 1/21/2030 (n)	4,905,000	4,434,304
		$13,808,797
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp., 3.2%, 1/25/2028	$2,607,000	$2,638,085
E*TRADE Financial Corp., 3.8%, 8/24/2027	5,435,000	5,262,795
E*TRADE Financial Corp., 4.5%, 6/20/2028	3,485,000	3,567,101
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	2,412,000	2,564,817
Raymond James Financial, Inc., 4.95%, 7/15/2046	4,683,000	5,387,255
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	1,773,000	1,732,648
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	1,271,000	1,286,464
		$22,439,165
Building – 1.2%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$2,975,000	$2,707,250
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	8,330,000	8,630,925
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	1,407,000	1,439,746
Martin Marietta Materials, Inc., 4.25%, 12/15/2047	3,819,000	3,371,580
Masco Corp., 4.375%, 4/01/2026	6,170,000	6,102,758
		$22,252,259
Business Services – 1.2%
Equinix, Inc., 5.375%, 5/15/2027	$6,006,000	$5,939,333
Fidelity National Information Services, Inc., 3%, 8/15/2026	7,885,000	7,949,174
Fiserv, Inc., 3.5%, 7/01/2029	3,911,000	4,068,187
MSCI, Inc., 5.375%, 5/15/2027 (n)	1,135,000	1,152,025
MSCI, Inc., 3.625%, 9/01/2030 (n)	1,770,000	1,679,288
		$20,788,007
Cable TV – 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 5%, 2/01/2028 (n)	$5,680,000	$5,694,200
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	7,676,000	8,148,791
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	6,560,000	6,785,336
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	7,020,000	7,159,698
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,721,000	3,493,892
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	399,090
		$31,681,007

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 1.0%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$10,112,000	$10,315,463
Microsoft Corp., 4.1%, 2/06/2037	5,836,000	7,034,829
		$17,350,292
Computer Software - Systems – 0.5%
Apple, Inc., 4.375%, 5/13/2045	$4,792,000	$6,092,143
Apple, Inc., 3.85%, 8/04/2046	881,000	1,061,290
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	985,000	1,026,577
		$8,180,010
Conglomerates – 0.8%
United Technologies Corp., 4.125%, 11/16/2028	$2,100,000	$2,305,281
United Technologies Corp., 4.05%, 5/04/2047	3,608,000	3,957,814
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	7,993,000	7,344,670
		$13,607,765
Consumer Products – 1.2%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$6,765,000	$6,991,789
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	13,673,000	13,547,527
		$20,539,316
Consumer Services – 0.8%
Booking Holdings, Inc., 2.75%, 3/15/2023	$1,728,000	$1,694,612
Booking Holdings, Inc., 3.65%, 3/15/2025	3,610,000	3,623,285
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	2,145,000	1,739,900
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	6,221,000	4,516,479
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	2,145,000	1,440,906
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2043 (n)	5,600,000	2,049,570
		$15,064,752
Containers – 0.4%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$7,030,000	$7,203,641
Electronics – 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$8,969,000	$8,568,698
Broadcom, Inc., 4.75%, 4/15/2029 (n)	3,794,000	3,848,454
Sensata Technologies B.V., 5%, 10/01/2025 (n)	3,740,000	3,543,650
		$15,960,802
Emerging Market Quasi-Sovereign – 0.3%
Saudi Arabian Oil Co., 3.5%, 4/16/2029 (n)	$5,389,000	$5,321,278
Emerging Market Sovereign – 0.3%
Republic of Indonesia, 2.85%, 2/14/2030	$4,966,000	$4,816,856
Energy - Integrated – 0.3%
Eni S.p.A., 4%, 9/12/2023 (n)	$5,485,000	$5,324,448
Entertainment – 0.2%
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)	$3,495,000	$3,110,550
Financial Institutions – 0.8%
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	$5,845,000	$4,977,645
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	4,754,000	3,832,508
GE Capital International Funding Co., 4.418%, 11/15/2035	3,160,000	3,371,975
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	3,585,000	2,308,740
		$14,490,868

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.9%, 2/01/2046	$3,064,000	$3,337,198
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	2,400,000	2,491,971
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	2,702,000	3,109,294
PepsiCo, Inc., 3.5%, 3/19/2040	2,643,000	2,956,703
		$11,895,166
Gaming & Lodging – 0.5%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,350,000	$3,970,115
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	2,257,000	2,087,725
Las Vegas Sands Corp., 3.5%, 8/18/2026	3,415,000	3,123,624
		$9,181,464
Insurance – 0.7%
American International Group, Inc., 3.75%, 7/10/2025	$4,804,000	$4,808,482
American International Group, Inc., 3.9%, 4/01/2026	5,113,000	5,266,015
American International Group, Inc., 4.7%, 7/10/2035	2,777,000	2,810,020
		$12,884,517
Insurance - Health – 0.7%
Centene Corp., 4.625%, 12/15/2029 (n)	$1,877,000	$1,886,385
UnitedHealth Group, Inc., 2.375%, 10/15/2022	8,997,000	9,117,323
UnitedHealth Group, Inc., 3.7%, 8/15/2049	1,765,000	1,955,372
		$12,959,080
Insurance - Property & Casualty – 2.2%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$6,835,000	$6,978,146
Aon Corp., 3.75%, 5/02/2029	7,982,000	8,411,487
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	5,854,000	6,345,384
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029	6,063,000	5,895,601
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,900,000	2,688,364
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	6,949,000	7,574,682
Progressive Corp., 3.2%, 3/26/2030	533,000	576,282
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	926,000	1,165,791
		$39,635,737
International Market Quasi-Sovereign – 0.2%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$2,687,000	$3,086,917
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,209,000	$1,181,020
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,385,000	3,259,678
United Rentals North America, Inc., 5.5%, 5/15/2027	2,155,000	2,174,934
		$6,615,632
Major Banks – 7.1%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$5,000,000	$4,967,050
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	8,376,000	8,640,163
Bank of America Corp., 4.443%, 1/20/2048	6,670,000	7,475,319
Bank of America Corp., 6.1%, 12/29/2049	8,260,000	8,342,600
Bank of America Corp., 5.875%, 12/31/2059	6,088,000	6,169,214
Bank of America Corp., FLR, 6.5% (LIBOR - 3mo. + 4.174%), 10/23/2049	4,004,000	4,224,220
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,499,000	3,742,114
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,899,000	1,926,687
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	3,355,000	3,312,020
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	6,374,000	6,541,138
JPMorgan Chase & Co., 4.25%, 10/15/2020	1,385,000	1,400,790
JPMorgan Chase & Co., 4.5%, 1/24/2022	947,000	989,161
JPMorgan Chase & Co., 3.125%, 1/23/2025	374,000	387,965
JPMorgan Chase & Co., 3.509%, 1/23/2029	2,455,000	2,527,481

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR (LIBOR - 3mo. + 1.12%) to 4/23/2029	$11,547,000	$12,397,206
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	4,743,000	5,205,205
Lloyds Bank PLC, 3.75%, 1/11/2027	5,639,000	5,692,730
Morgan Stanley, 3.75%, 2/25/2023	8,585,000	8,900,011
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	530,000	518,191
PNC Bank N.A., 3.1%, 10/25/2027	8,157,000	8,394,163
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,836,000	5,023,279
Wachovia Corp., 6.605%, 10/01/2025	1,764,000	2,086,146
Wells Fargo & Co., 3.069%, 1/24/2023	4,635,000	4,684,037
Wells Fargo & Co., 5.013% to 4/4/2050, FLR (LIBOR - 3mo. + 4.24%) to 4/04/2051	5,215,000	6,658,522
Westpac Banking Corp., 2.894% to 2/4/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	5,518,000	5,293,309
		$125,498,721
Medical & Health Technology & Services – 3.5%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$901,000	$910,707
Berks County, PA, Industrial Development Authority (Tower Health Project), 4.451%, 2/01/2050	6,211,000	5,953,401
Cigna Corp., 2.4%, 3/15/2030	3,463,000	3,279,927
CommonSpirit Health, 2.95%, 11/01/2022	6,666,000	6,509,641
Hackensack Meridian Health, Inc., 4.211%, 7/01/2048	3,555,000	4,111,614
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	5,360,000	6,516,678
HCA, Inc., 5.25%, 6/15/2026	3,026,000	3,173,574
HCA, Inc., 5.625%, 9/01/2028	7,640,000	7,996,788
HCA, Inc., 4.125%, 6/15/2029	4,743,000	4,751,171
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	2,518,000	2,859,147
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,548,492
Northwell Healthcare, Inc., 4.26%, 11/01/2047	4,465,000	4,768,815
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	2,562,000	2,973,033
Toledo Hospital, 5.325%, 11/15/2028	7,120,000	7,487,736
		$62,840,724
Medical Equipment – 0.3%
Abbott Laboratories, 3.4%, 11/30/2023	$2,684,000	$2,816,647
Boston Scientific Corp., 4%, 3/01/2029	2,000,000	2,117,908
		$4,934,555
Metals & Mining – 0.7%
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	$5,570,000	$5,152,250
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	2,796,000	2,576,121
Novelis Corp., 5.875%, 9/30/2026 (n)	5,245,000	5,147,260
		$12,875,631
Midstream – 2.4%
Cheniere Energy, Inc., 4.5%, 10/01/2029 (n)	$3,845,000	$3,345,150
Enbridge, Inc., 4.25%, 12/01/2026	7,802,000	7,723,802
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,550,000	7,587,269
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,240,000	2,252,093
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	2,778,000	2,659,935
ONEOK, Inc., 5.2%, 7/15/2048	5,276,000	4,136,324
Plains All American Pipeline, 3.55%, 12/15/2029	3,000,000	2,047,488
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	5,449,000	5,045,541
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	2,847,000	2,442,839
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	6,555,000	5,440,650
		$42,681,091
Mortgage-Backed – 21.4%
Fannie Mae, 5%, 6/01/2020 - 3/01/2042	$5,596,695	$6,199,497
Fannie Mae, 5.19%, 9/01/2020	129,733	129,535
Fannie Mae, 3.437%, 10/01/2020	398,738	402,222
Fannie Mae, 5.5%, 3/01/2021 - 4/01/2040	7,577,113	8,547,167

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 2.14%, 5/01/2021	$867,254	$871,645
Fannie Mae, 3.89%, 7/01/2021	1,073,559	1,096,175
Fannie Mae, 2.56%, 10/01/2021	766,929	777,572
Fannie Mae, 2.64%, 11/01/2021	1,126,228	1,145,451
Fannie Mae, 2.75%, 3/01/2022	1,070,271	1,102,052
Fannie Mae, 6%, 8/01/2022 - 3/01/2039	1,928,386	2,202,351
Fannie Mae, 2.525%, 10/01/2022	1,712,826	1,772,528
Fannie Mae, 2.68%, 3/01/2023	1,648,045	1,721,903
Fannie Mae, 2.41%, 5/01/2023	1,920,978	1,996,585
Fannie Mae, 2.55%, 5/01/2023	983,971	1,026,719
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	21,015,976	23,017,776
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2050	35,994,814	38,296,604
Fannie Mae, 3.95%, 1/01/2027	341,676	394,046
Fannie Mae, 3%, 11/01/2028 - 3/01/2050	27,695,833	29,157,883
Fannie Mae, 2.5%, 11/01/2031 - 2/01/2050	6,637,426	6,884,536
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	4,066	4,675
Fannie Mae, 3%, 2/25/2033 (i)	693,703	73,720
Fannie Mae, 4%, 12/01/2039 - 11/01/2049	40,315,021	43,549,023
Fannie Mae, 3.25%, 5/25/2040	340,202	365,596
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	867,964	890,345
Fannie Mae, 4%, 7/25/2046 (i)	612,744	115,418
Federal Home Loan Bank, 5%, 7/01/2035	1,591,258	1,762,018
Federal Home Loan Bank, 3.5%, 5/01/2049	837,041	885,668
Federal Home Loan Bank, 4%, 1/01/2050	3,654,188	3,896,150
Freddie Mac, 5%, 4/01/2020 - 7/01/2041	2,146,233	2,376,009
Freddie Mac, 3.034%, 10/25/2020	2,214,242	2,218,773
Freddie Mac, 5.5%, 11/01/2020 - 1/01/2038	340,795	384,793
Freddie Mac, 2.791%, 1/25/2022	4,439,000	4,570,368
Freddie Mac, 3.32%, 2/25/2023	3,956,000	4,169,345
Freddie Mac, 3.531%, 7/25/2023	2,401,000	2,573,365
Freddie Mac, 2.67%, 12/25/2024	2,784,000	2,948,850
Freddie Mac, 2.811%, 1/25/2025	4,169,000	4,444,701
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	3,994,272	4,311,234
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	5,300,607	5,795,562
Freddie Mac, 3.3%, 10/25/2026	2,958,000	3,283,802
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	37,715,298	39,759,074
Freddie Mac, 4.06%, 10/25/2028	2,437,000	2,912,594
Freddie Mac, 1.09%, 7/25/2029 (i)	4,055,980	338,450
Freddie Mac, 1.27%, 8/25/2029 (i)	7,032,908	611,108
Freddie Mac, 0.757%, 11/25/2029 (i)	15,612,286	785,132
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	100,339	113,384
Freddie Mac, 5.5%, 2/15/2036 (i)	144,793	28,784
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	41,526,291	44,324,689
Freddie Mac, 4.5%, 12/15/2040 (i)	166,693	15,889
Freddie Mac, 4%, 8/15/2044 (i)	176,698	22,234
Freddie Mac, 2.5%, 11/01/2046	1,456,445	1,516,147
Ginnie Mae, 2.5%, 7/20/2032	500,000	529,365
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	1,823,093	2,053,599
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	228,893	259,466
Ginnie Mae, 4.5%, 4/15/2039 - 9/20/2041	8,864,579	9,809,797
Ginnie Mae, 4%, 10/20/2040 - 7/20/2049	2,968,434	3,241,403
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	24,394,219	25,981,539
Ginnie Mae, 3%, 11/20/2044 - 1/20/2048	30,598,870	32,622,755
		$380,287,071
Municipals – 3.6%
Bridgeview, IL, Stadium and Redevelopment Projects, 5.06%, 12/01/2025	$910,000	$889,034
Bridgeview, IL, Stadium and Redevelopment Projects, 5.14%, 12/01/2036	8,850,000	8,169,966
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, 3.607%, 8/15/2040	1,295,000	1,250,802

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	$8,019,000	$9,566,587
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	13,215,000	12,314,530
New York Dormitory Authority Rev. (Cornell University), “A”, 5%, 7/01/2030 (w)	3,515,000	4,627,251
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	4,363,473
Philadelphia, PA, School District, “B”, 6.615%, 6/01/2030	3,250,000	4,118,173
Philadelphia, PA, School District, “B”, 6.765%, 6/01/2040	2,195,000	3,027,190
State of California, 4%, 3/01/2029	3,245,000	3,925,996
State of California (Build America Bonds), 7.625%, 3/01/2040	860,000	1,387,438
State of California (Build America Bonds), 7.6%, 11/01/2040	5,010,000	8,337,241
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,260,000	2,508,803
		$64,486,484
Natural Gas - Distribution – 1.0%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,294,000	$9,153,853
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	8,200,000	8,295,098
		$17,448,951
Network & Telecom – 0.2%
Verizon Communications, Inc., 4.272%, 1/15/2036	$2,647,000	$3,074,305
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$4,350,000	$3,307,251
Marathon Petroleum Corp., 5.85%, 12/15/2045	2,683,000	2,224,310
		$5,531,561
Other Banks & Diversified Financials – 0.8%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$2,570,000	$2,561,981
Branch Banking & Trust Co., 2.25%, 3/11/2030	910,000	832,062
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	5,771,000	5,726,184
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	5,003,000	4,502,700
		$13,622,927
Pharmaceuticals – 0.9%
Allergan Funding SCS, 3.8%, 3/15/2025	$9,371,000	$9,594,443
Elanco Animal Health, Inc., 5.022%, 8/28/2023	3,654,000	3,696,320
Elanco Animal Health, Inc., 5.65%, 8/28/2028	2,914,000	3,072,382
		$16,363,145
Pollution Control – 0.2%
Republic Services, Inc., 3.95%, 5/15/2028	$2,924,000	$3,161,306
Railroad & Shipping – 0.0%
CSX Corp., 3.8%, 4/15/2050	$869,000	$908,034
Real Estate - Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,417,000	$2,403,617
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$3,890,000	$3,773,300
Real Estate - Retail – 0.6%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$4,811,000	$4,589,972
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	7,508,000	6,483,017
		$11,072,989
Retailers – 0.2%
Home Depot, Inc., 3.35%, 4/15/2050	$3,476,000	$3,631,735

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.2%
TJX Cos., Inc., 3.875%, 4/15/2030	$1,446,000	$1,492,889
TJX Cos., Inc., 4.5%, 4/15/2050	1,731,000	1,849,158
		$3,342,047
Telecommunications - Wireless – 1.5%
American Tower Corp., REIT, 3.55%, 7/15/2027	$12,018,000	$11,967,572
American Tower Corp., REIT, 3.8%, 8/15/2029	1,564,000	1,583,237
Crown Castle International Corp., 2.25%, 9/01/2021	2,264,000	2,232,654
Crown Castle International Corp., 3.2%, 9/01/2024	2,497,000	2,489,213
Crown Castle International Corp., 3.7%, 6/15/2026	2,419,000	2,471,766
Crown Castle International Corp., 4%, 3/01/2027	984,000	1,013,320
Crown Castle International Corp., 3.8%, 2/15/2028	4,000,000	4,089,045
SBA Communications Corp., 3.875%, 2/15/2027 (n)	1,795,000	1,799,488
		$27,646,295
Tobacco – 1.1%
B.A.T Capital Corp., 3.222%, 8/15/2024	$6,134,000	$5,902,713
B.A.T Capital Corp., 4.758%, 9/06/2049	6,440,000	6,080,323
B.A.T Capital Corp., 5.282%, 4/02/2050	712,000	713,576
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	7,775,000	7,773,695
		$20,470,307
Transportation - Services – 0.3%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,612,000	$1,632,563
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	3,603,000	4,581,023
		$6,213,586
U.S. Government Agencies and Equivalents – 1.8%
Small Business Administration, 4.93%, 1/01/2024	$4,072	$4,248
Small Business Administration, 4.34%, 3/01/2024	9,628	9,967
Small Business Administration, 4.99%, 9/01/2024	6,949	7,276
Small Business Administration, 4.86%, 1/01/2025	16,666	17,491
Small Business Administration, 4.625%, 2/01/2025	17,517	18,360
Small Business Administration, 5.11%, 4/01/2025	11,222	11,775
Small Business Administration, 4.43%, 5/01/2029	240,734	255,753
Small Business Administration, 3.21%, 9/01/2030	3,106,009	3,210,852
Small Business Administration, 3.25%, 11/01/2030	307,742	322,866
Small Business Administration, 2.85%, 9/01/2031	635,418	660,782
Small Business Administration, 2.37%, 8/01/2032	458,270	465,918
Small Business Administration, 2.13%, 1/01/2033	1,985,154	2,005,724
Small Business Administration, 2.21%, 2/01/2033	571,772	577,505
Small Business Administration, 2.22%, 3/01/2033	1,963,636	1,983,328
Small Business Administration, 2.08%, 4/01/2033	3,352,147	3,371,771
Small Business Administration, 2.45%, 6/01/2033	3,511,491	3,549,789
Small Business Administration, 3.15%, 7/01/2033	4,827,361	5,014,102
Small Business Administration, 3.16%, 8/01/2033	4,816,518	5,008,518
Small Business Administration, 3.62%, 9/01/2033	4,514,449	4,765,187
		$31,261,212
U.S. Treasury Obligations – 2.7%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$1,576,000	$2,516,798
U.S. Treasury Bonds, 4.375%, 2/15/2038	7,523,000	11,733,823
U.S. Treasury Bonds, 4.5%, 8/15/2039	228,600	366,358
U.S. Treasury Bonds, 3.125%, 11/15/2041	500,000	683,086
U.S. Treasury Bonds, 3%, 11/15/2045	7,735,000	10,606,015
U.S. Treasury Bonds, 3%, 2/15/2048 (f)	5,323,000	7,389,821
U.S. Treasury Bonds, 2.875%, 5/15/2049 (f)	10,610,000	14,477,262
		$47,773,163

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 2.0%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$2,539,000	$2,638,511
AEP Transmission Co. LLC, 3.65%, 4/01/2050	1,627,000	1,675,756
Dominion Resources, Inc., 3.9%, 10/01/2025	2,048,000	2,113,718
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	14,433,000	14,639,100
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	6,000,000	6,001,724
Exelon Corp., 3.497%, 6/01/2022	1,184,000	1,147,228
Exelon Corp., 4.7%, 4/15/2050	1,529,000	1,574,945
FirstEnergy Corp., 4.85%, 7/15/2047	5,403,000	5,905,990
		$35,696,972
Total Bonds		$1,740,618,537
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 1.28% (v)	8,750,661	$8,752,411

Other Assets, Less Liabilities – 1.6%		29,099,719
Net Assets – 100.0%		$1,778,470,667
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,752,411 and $1,740,618,537, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $491,735,139, representing 27.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security. At March 31, 2020, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 3/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	151	$27,038,438	June – 2020	$223,569
U.S. Treasury Note 2 yr	Long	USD	1,011	222,807,023	June – 2020	3,199,061
U.S. Treasury Ultra Bond	Long	USD	524	116,262,500	June – 2020	11,059,569
						$14,482,199

Portfolio of Investments (unaudited) – continued

Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	1,028	$160,400,125	June – 2020	$(8,149,465)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
6/20/25	USD	104,440,000	centrally cleared	5.00%/Quarterly	(1)	$(2,734,964)	$(3,655,400)	$(6,390,364)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX North American High-Yield Index, 5.00%, 6/20/25, a B+ rated credit default index. The fund entered into the contract to gain issuer exposure.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At March 31, 2020, the fund had liquid securities with an aggregate value of $16,334,302 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$79,034,375	$—	$79,034,375
Non - U.S. Sovereign Debt	—	13,225,051	—	13,225,051
Municipal Bonds	—	64,486,484	—	64,486,484
U.S. Corporate Bonds	—	611,104,822	—	611,104,822
Residential Mortgage-Backed Securities	—	390,605,783	—	390,605,783
Commercial Mortgage-Backed Securities	—	218,472,523	—	218,472,523
Asset-Backed Securities (including CDOs)	—	204,671,932	—	204,671,932
Foreign Bonds	—	159,017,567	—	159,017,567
Mutual Funds	8,752,411	—	—	8,752,411
Total	$8,752,411	$1,740,618,537	$—	$1,749,370,948
Other Financial Instruments
Futures Contracts – Assets	$14,482,199	$—	$—	$14,482,199
Futures Contracts – Liabilities	(8,149,465)	—	—	(8,149,465)
Swap Agreements – Liabilities	—	(6,390,364)	—	(6,390,364)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$23,060,848	$311,929,649	$326,286,228	$47,361	$781	$8,752,411
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$411,953	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.